Other capital reserve (Details Narrative)	12 Months Ended
	Mar. 31, 2023 INR (₨) shares	Mar. 31, 2022 INR (₨) shares	Mar. 31, 2021 INR (₨) shares ₨ / shares		Mar. 31, 2023 $ / shares	Mar. 31, 2023 INR (₨) shares ₨ / shares	Mar. 31, 2022 $ / shares	Mar. 31, 2022 INR (₨) shares ₨ / shares		Dec. 13, 2016 shares
Share plan 2006 and india share plan 2006 [member]
IfrsStatementLineItems [Line Items]
Number of share options outstanding in share-based payment arrangement			219,986			203,855		204,224
Weighted average remaining contractual life of outstanding share options	1 year 3 months 29 days	2 years 3 months 29 days
Weighted average exercise price of share options outstanding in share-based payment arrangement | (per share)			₨ 318.33	[1]	$ 82.19	₨ 356.65	$ 82.19	₨ 329.33	[1]
Number of share options granted in share-based payment arrangement
Share plan 2006 and india share plan 2006 [member] | Employees stock options [member]
IfrsStatementLineItems [Line Items]
Number of share options outstanding in share-based payment arrangement						203,855
Share plan 2006 and india share plan 2006 [member] | Employees stock options [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Weighted average exercise price of share options outstanding in share-based payment arrangement | (per share)					4.34	₨ 356.65	4.34	329.23
Share plan 2006 and india share plan 2006 [member] | Employees stock options [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Weighted average exercise price of share options outstanding in share-based payment arrangement | (per share)							5.42	411.54
Share plan 2006 and india share plan 2006 [member] | Employees stock options [member] | Share plan 2006 and india share plan 2006 [member]
IfrsStatementLineItems [Line Items]
Percentage Of Shares To Vest Upon Certain Criteria	50.00%
Share plan 2006 and india share plan 2006 [member] | Employee Stock Option [Member] | 2015 milestones [member]
IfrsStatementLineItems [Line Items]
Percentage Of Shares To Vest Upon Certain Criteria	25.00%
Share plan 2006 and india share plan 2006 [member] | Employee Stock Option [Member] | 2016 Milestones [Member]
IfrsStatementLineItems [Line Items]
Percentage Of Shares To Vest Upon Certain Criteria	25.00%
Stock option and incentive plan 2016 [member]
IfrsStatementLineItems [Line Items]
Weighted average remaining contractual life of outstanding share options	5 years 3 months 18 days	6 years 2 months 4 days
Stock option and incentive plan 2016 [member] | Employees stock options [member]
IfrsStatementLineItems [Line Items]
Number of shares reserved for issue under options and contracts for sale of shares										7,671,517
Expense from share-based payment transactions with employees | ₨	₨ 1,568,000	₨ 11,192,000	₨ 10,987,000
Stock option and incentive plan 2016 [member] | Employees stock options [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Weighted average exercise price of share options outstanding in share-based payment arrangement | (per share)					2.00	164.38	2.00	151.74
Stock option and incentive plan 2016 [member] | Employees stock options [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Weighted average exercise price of share options outstanding in share-based payment arrangement | (per share)					10.00	₨ 821.90	$ 10.00	₨ 758.70
Stock option and incentive plan 2016 [member] | Employees stock options [member] | Vesting schedule one [member]
IfrsStatementLineItems [Line Items]
Number of share options outstanding in share-based payment arrangement						197,749
Stock option and incentive plan 2016 [member] | Employees stock options [member] | Vesting schedule two [member]
IfrsStatementLineItems [Line Items]
Number of share options outstanding in share-based payment arrangement						21,769
Stock option and incentive plan 2016 [member] | Employee Stock Option [Member] | Vesting schedule three [member]
IfrsStatementLineItems [Line Items]
Number of share options outstanding in share-based payment arrangement						466,100
2016 stock option and incentive plan [member]
IfrsStatementLineItems [Line Items]
Number of share options outstanding in share-based payment arrangement			681,227			271,370		407,323
Weighted average exercise price of share options outstanding in share-based payment arrangement | ₨ / shares			₨ 293.23	[2]		₨ 259.07		₨ 246.66	[2]
Number of share options granted in share-based payment arrangement
2016 stock option and incentive plan [member] | Employee Stock Option [Member]
IfrsStatementLineItems [Line Items]
Number of share options outstanding in share-based payment arrangement						271,370		407,323
Restricted stock unit and performance stock units 2016 plan [member] | Restricted stock units rsus [member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments granted in share-based payment arrangement	1,981,685	2,093,188
Number of other equity instruments outstanding in share-based payment arrangement						3,619,769		2,762,509
Restricted stock unit 2016 plan [member]
IfrsStatementLineItems [Line Items]
Expense from share-based payment transactions with employees | ₨	₨ 138,196,000	₨ 198,366,000	₨ 66,113,000
Weighted average remaining contractual life	1 year 9 months 25 days	2 years 2 months 26 days
Restricted stock unit 2016 plan [member] | Restricted stock units rsus [member] | Vesting schedule one [member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments granted in share-based payment arrangement	7,277
Restricted stock unit 2016 plan [member] | Restricted stock units rsus [member] | Vesting schedule two [member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments granted in share-based payment arrangement	5,000
Restricted stock unit 2016 plan [member] | Restricted stock units rsus [member] | Vesting schedule three [member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments granted in share-based payment arrangement	687,857
Restricted stock unit 2016 plan [member] | Restricted stock units rsus [member] | Vesting schedule four [member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments granted in share-based payment arrangement	1,609,934
Restricted stock unit 2016 plan [member] | Restricted stock units rsus [member] | Vesting schedule four [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
[custom:SharesPrice-0] | $ / shares					10.00
Restricted stock unit 2016 plan [member] | Restricted stock units rsus [member] | Vesting schedule four [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
[custom:SharesPrice-0] | $ / shares					1.80
Restricted stock unit 2016 plan [member] | Restricted stock units rsus [member] | Vesting schedule five [member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments granted in share-based payment arrangement	692,000
Reserve of share-based payments | ₨						₨ 29,793
Restricted stock unit 2016 plan [member] | Restricted stock units rsus [member] | Vesting schedule six [member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments granted in share-based payment arrangement	1,280,154
Restricted stock unit 2016 plan [member] | Restricted stock units rsus [member] | Vesting schedule six [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
[custom:SharesPrice-0] | $ / shares					4.00
Restricted stock unit 2016 plan [member] | Restricted stock units rsus [member] | Vesting schedule six [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
[custom:SharesPrice-0] | $ / shares					2.50
Restricted stock unit 2016 plan [member] | Restricted stock units rsus [member] | Vesting schedule seven [member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments granted in share-based payment arrangement	67,877
Reserve of share-based payments | ₨								₨ 121,034
Restricted stock unit 2016 plan [member] | Restricted stock units rsus [member] | Vesting schedule eight [member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments granted in share-based payment arrangement	649,500
Restricted stock unit 2016 plan [member] | Restricted stock units rsus [member] | Vesting schedule nine [member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments granted in share-based payment arrangement	1,248,185
Restricted stock unit 2016 plan [member] | Restricted stock units rsus [member] | Vesting schedule nine [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
[custom:SharesPrice-0] | $ / shares					4.00
Restricted stock unit 2016 plan [member] | Restricted stock units rsus [member] | Vesting schedule nine [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
[custom:SharesPrice-0] | $ / shares					2.50
Restricted stock unit 2016 plan [member] | Restricted stock units rsus [member] | Vesting Schedule Ten [Member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments granted in share-based payment arrangement	84,000
Share based compensation equity instruments [Member]
IfrsStatementLineItems [Line Items]
Number of shares reserved for issue under options and contracts for sale of shares			1,844			1,844		1,844
[custom:SharesReservedForIssueUnderOptionsAndContractsForSaleOfSharesExercisePrice-0] | (per share)					$ 5.42	₨ 445.81
Ordinary shares [member] | Share plan 2006 and india share plan 2006 [member]
IfrsStatementLineItems [Line Items]
Number of shares reserved for issue under options and contracts for sale of shares						1,316,765		1,316,765
Ordinary shares [member] | Share plan 2006 and india share plan 2006 [member] | Employees stock options [member]
IfrsStatementLineItems [Line Items]
Number of share options outstanding in share-based payment arrangement								204,224

[1]	The weighted average exercise price per share is fixed in USD. The amount disclosed in INR are determined by multiplying exercise price per share in USD by exchange rate of INR 82.19 per USD as at March 31, 2023 (March 31, 2022 INR 82.19 per USD).
[2]	The weighted average exercise price per share is fixed in USD. The amount disclosed in INR are determined by multiplying exercise price per share in USD by exchange rate of INR 82.19 per USD as at March 31, 2023 (March 31, 2022 INR 82.19 per USD).